Acquisition-related charges (Pro forma) (Details) (National [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
National [Member]
Business Acquisition [Line Items]
Revenue	$ 14,805	$ 15,529
Net income	$ 2,438	$ 3,218
Earnings per common share – diluted	$ 2.05	$ 2.61